Capital Group Short Duration Income ETF
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 97.53% Corporate bonds, notes & loans 35.92% Financials 12.98%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 1.75% 10/29/2024	USD1,145	$1,142
AerCap Ireland Capital DAC 5.75% 6/6/2028	150	156
American Express Co. 2.25% 3/4/2025	1,425	1,410
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[1]	1,619	1,652
American Express Co. 5.043% 7/26/2028 (USD-SOFR + 0.93% on 7/26/2027)[1]	800	818
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	335	351
Aon Global, Ltd. 3.875% 12/15/2025	893	890
Aon North America, Inc. 5.125% 3/1/2027	600	614
Aon North America, Inc. 5.15% 3/1/2029	375	388
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	920	914
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	3,461	3,377
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[1]	2,350	2,352
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	86	83
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	1,350	1,374
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]	900	926
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[1]	257	271
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]	2,756	2,752
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[1]	146	151
BNP Paribas SA 3.375% 1/9/2025[2]	355	353
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[1,2]	300	311
BPCE SA 1.625% 1/14/2025[2]	650	644
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026)[1,2]	1,000	1,038
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[1,2]	600	624
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	100	105
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	215	223
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[1]	1,400	1,408
Capital One Financial Corp. 3.30% 10/30/2024	200	200
Capital One Financial Corp. 3.20% 2/5/2025	721	717
Capital One Financial Corp. 4.25% 4/30/2025	1,571	1,566
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	1,375	1,375
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[1]	213	221
Charles Schwab Corp. (The) 5.875% 8/24/2026	250	257
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[1]	115	120
Citibank, NA 5.438% 4/30/2026	1,950	1,989
Citibank, NA 4.929% 8/6/2026	1,150	1,168
Citibank, NA 4.838% 8/6/2029	500	512
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	1,482	1,467
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[1]	1,277	1,289
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[1]	350	360
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	300	312
Corebridge Financial, Inc. 3.50% 4/4/2025	638	633
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	530	505
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[1]	375	377
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	225	210
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[1]	184	186
Capital Group Short Duration Income ETF — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Global Payments, Inc. 2.65% 2/15/2025	USD1,318	$1,306
Goldman Sachs Group, Inc. 5.70% 11/1/2024	2,597	2,598
Goldman Sachs Group, Inc. 3.50% 4/1/2025	2,423	2,408
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[1]	1,850	1,945
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[1]	630	647
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[1]	2,400	2,466
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[1]	525	540
HSBC USA, Inc. 5.625% 3/17/2025	1,142	1,146
Intercontinental Exchange, Inc. 4.00% 9/15/2027	125	125
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[1]	1,874	1,844
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[1]	4,133	4,113
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[1]	1,800	1,830
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[1]	630	650
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[1]	250	259
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[1]	450	472
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[1]	1,625	1,671
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[1]	600	616
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[1]	225	230
Metropolitan Life Global Funding I 3.45% 12/18/2026[2]	450	445
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[1]	1,775	1,833
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[1]	475	494
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[1]	425	438
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[1]	550	579
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[1]	1,200	1,233
Nasdaq, Inc. 5.65% 6/28/2025	1,360	1,369
National Australia Bank, Ltd. 5.087% 6/11/2027	750	771
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[1]	450	462
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[1]	1,638	1,638
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[1]	1,400	1,405
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[1]	1,060	1,108
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]	108	112
PRICOA Global Funding I 1.15% 12/6/2024[2]	1,088	1,080
Royal Bank of Canada 5.66% 10/25/2024	423	423
Royal Bank of Canada 4.875% 1/12/2026	680	687
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,000	1,053
Synchrony Bank 5.40% 8/22/2025	1,000	1,002
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[1]	482	495
Toronto-Dominion Bank (The) 0.75% 9/11/2025	875	847
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[1]	3,180	3,264
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[1]	32	33
U.S. Bancorp 1.45% 5/12/2025	1,133	1,112
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	1,300	1,276
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	1,850	1,770
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,2]	700	724
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]	1,112	1,105
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[1]	1,350	1,394
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	1,200	1,214
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[1]	740	770
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[1]	325	335
Capital Group Short Duration Income ETF — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo Bank, N.A. 5.45% 8/7/2026	USD800	$820
Willis North America, Inc. 4.65% 6/15/2027	170	171
		94,119
Health care 4.52%
AbbVie, Inc. 2.60% 11/21/2024	2,363	2,355
AbbVie, Inc. 4.80% 3/15/2027	875	892
AbbVie, Inc. 4.80% 3/15/2029	825	849
Amgen, Inc. 1.90% 2/21/2025	1,345	1,329
Amgen, Inc. 5.507% 3/2/2026	885	885
Amgen, Inc. 2.20% 2/21/2027	502	481
Amgen, Inc. 5.15% 3/2/2028	658	678
AstraZeneca Finance, LLC 4.85% 2/26/2029	450	464
Baxter International, Inc. 1.322% 11/29/2024	2,799	2,780
Baxter International, Inc. 1.915% 2/1/2027	1,400	1,326
Becton, Dickinson and Co. 3.734% 12/15/2024	720	718
Becton, Dickinson and Co. 4.874% 2/8/2029	315	322
Becton, Dickinson and Co. 5.081% 6/7/2029	378	391
Boston Scientific Corp. 1.90% 6/1/2025	505	496
Bristol-Myers Squibb Co. 4.90% 2/22/2027	2,000	2,043
Bristol-Myers Squibb Co. 4.90% 2/22/2029	900	931
Cigna Group (The) 5.00% 5/15/2029	500	515
CVS Health Corp. 5.00% 2/20/2026	2,050	2,065
CVS Health Corp. 5.00% 1/30/2029	210	214
CVS Health Corp. 5.40% 6/1/2029	825	856
DH Europe Finance II SARL 2.20% 11/15/2024	271	270
Elevance Health, Inc. 3.35% 12/1/2024	445	444
GE HealthCare Technologies, Inc. 5.55% 11/15/2024	380	380
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	159	162
HCA, Inc. 5.375% 2/1/2025	1,906	1,907
HCA, Inc. 5.20% 6/1/2028	120	123
Humana, Inc. 3.85% 10/1/2024	1,396	1,396
Johnson & Johnson 4.80% 6/1/2029	750	781
Laboratory Corp. of America Holdings 4.35% 4/1/2030	625	620
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	1,000	1,007
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	500	508
Roche Holdings, Inc. 4.203% 9/9/2029[2]	612	615
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,810	1,741
Thermo Fisher Scientific, Inc. 1.215% 10/18/2024	400	399
UnitedHealth Group, Inc. 4.75% 7/15/2026	1,200	1,218
UnitedHealth Group, Inc. 4.80% 1/15/2030	585	603
		32,764
Utilities 4.17%
CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	260
CenterPoint Energy, Inc. 5.25% 8/10/2026	425	432
Consumers Energy Co. 4.90% 2/15/2029	300	310
Consumers Energy Co. 4.70% 1/15/2030	475	487
DTE Energy Co. 4.95% 7/1/2027	450	458
DTE Energy Co. 5.10% 3/1/2029	350	361
Duke Energy Corp. 5.00% 12/8/2025	1,530	1,541
Edison International 4.70% 8/15/2025	4,149	4,140
Edison International 5.25% 11/15/2028	275	283
Edison International 5.45% 6/15/2029	600	623
Capital Group Short Duration Income ETF — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Eversource Energy 5.95% 2/1/2029	USD275	$291
Florida Power & Light Co. 5.05% 4/1/2028	200	207
Florida Power & Light Co. 5.15% 6/15/2029	525	548
Georgia Power Co. 5.004% 2/23/2027	580	593
Georgia Power Co. 4.65% 5/16/2028	400	407
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	4,997	4,979
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	108	109
NiSource, Inc. 0.95% 8/15/2025	240	232
NiSource, Inc. 5.20% 7/1/2029	475	492
Pacific Gas and Electric Co. 3.45% 7/1/2025	4,542	4,491
Pacific Gas and Electric Co. 3.15% 1/1/2026	1,492	1,464
Pacific Gas and Electric Co. 2.95% 3/1/2026	1,200	1,172
Pacific Gas and Electric Co. 6.10% 1/15/2029	532	562
Pacific Gas and Electric Co. 5.55% 5/15/2029	445	462
PacifiCorp 5.10% 2/15/2029	375	388
PacifiCorp 5.30% 2/15/2031	247	257
Public Service Electric and Gas Co. 3.00% 5/15/2025	472	467
Southern California Edison Co. 4.20% 6/1/2025	1,347	1,342
Southern California Edison Co. 4.90% 6/1/2026	900	909
Southern California Edison Co. 4.875% 2/1/2027	340	345
Southern California Edison Co. 5.85% 11/1/2027	105	110
Virginia Electric & Power 3.10% 5/15/2025	530	525
WEC Energy Group, Inc. 5.60% 9/12/2026	325	333
Xcel Energy, Inc. 3.35% 12/1/2026	650	637
		30,217
Consumer discretionary 2.84%
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[2]	350	355
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]	675	690
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[2]	214	220
Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,018	3,018
Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,530	1,501
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,475	1,519
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,000	1,018
Ford Motor Credit Co., LLC 6.798% 11/7/2028	300	317
Ford Motor Credit Co., LLC 5.80% 3/8/2029	350	356
General Motors Financial Co., Inc. 1.20% 10/15/2024	1,754	1,751
General Motors Financial Co., Inc. 2.75% 6/20/2025	1,182	1,163
General Motors Financial Co., Inc. 5.40% 4/6/2026	300	304
General Motors Financial Co., Inc. 4.90% 10/6/2029	501	502
Home Depot, Inc. 2.70% 4/15/2025	200	198
Home Depot, Inc. 5.15% 6/25/2026	750	766
Home Depot, Inc. 4.875% 6/25/2027	750	770
Home Depot, Inc. 4.75% 6/25/2029	511	527
Hyundai Capital America 1.80% 10/15/2025[2]	990	962
Hyundai Capital America 5.45% 6/24/2026[2]	679	691
Hyundai Capital America 5.30% 3/19/2027[2]	525	536
Hyundai Capital America 6.10% 9/21/2028[2]	275	290
Hyundai Capital America 6.50% 1/16/2029[2]	53	57
Hyundai Capital America 4.55% 9/26/2029[2]	413	412
Marriott International, Inc. 5.55% 10/15/2028	250	262
Marriott International, Inc. 4.875% 5/15/2029	350	357
McDonald’s Corp. 5.00% 5/17/2029	361	374
Capital Group Short Duration Income ETF — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 4.55% 8/7/2026	USD1,135	$1,148
Toyota Motor Credit Corp. 4.55% 8/9/2029	500	508
		20,572
Industrials 2.54%
Air Lease Corp. 5.30% 6/25/2026	850	864
BAE Systems PLC 5.125% 3/26/2029[2]	200	206
Boeing Co. 4.875% 5/1/2025	4,342	4,326
Boeing Co. 2.196% 2/4/2026	4,148	3,996
Boeing Co. 6.259% 5/1/2027[2]	626	647
Boeing Co. 6.298% 5/1/2029[2]	253	266
Canadian Pacific Railway Co. 1.35% 12/2/2024	1,478	1,469
Carrier Global Corp. 2.242% 2/15/2025	1,210	1,198
Eaton Corp. 6.50% 6/1/2025	65	66
Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	666
Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	271
Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	323
L3Harris Technologies, Inc. 5.40% 1/15/2027	350	359
Lockheed Martin Corp. 4.95% 10/15/2025	440	443
Northrop Grumman Corp. 2.93% 1/15/2025	1,329	1,321
RTX Corp. 3.95% 8/16/2025	1,250	1,244
RTX Corp. 5.75% 11/8/2026	700	722
		18,387
Consumer staples 1.99%
Altria Group, Inc. 2.35% 5/6/2025	1,698	1,673
BAT International Finance PLC 5.931% 2/2/2029	485	512
Campbell Soup Co. 5.20% 3/19/2027	425	436
Campbell Soup Co. 5.20% 3/21/2029	135	140
Conagra Brands, Inc. 4.60% 11/1/2025	1,486	1,486
Constellation Brands, Inc. 4.40% 11/15/2025	1,321	1,320
Constellation Brands, Inc. 5.00% 2/2/2026	300	300
Constellation Brands, Inc. 4.35% 5/9/2027	290	291
J. M. Smucker Co. (The) 5.90% 11/15/2028	289	308
Kroger Co. 4.70% 8/15/2026	750	755
Kroger Co. 4.65% 9/15/2029	275	277
Philip Morris International, Inc. 5.125% 11/15/2024	1,001	1,001
Philip Morris International, Inc. 5.00% 11/17/2025	2,515	2,534
Philip Morris International, Inc. 4.875% 2/13/2026	475	480
Philip Morris International, Inc. 4.75% 2/12/2027	550	559
Philip Morris International, Inc. 5.25% 9/7/2028	250	259
Philip Morris International, Inc. 4.875% 2/13/2029	350	359
Reynolds American, Inc. 4.45% 6/12/2025	1,735	1,730
		14,420
Communication services 1.96%
AT&T, Inc. 1.70% 3/25/2026	1,875	1,806
Charter Communications Operating, LLC 4.908% 7/23/2025	1,328	1,326
Charter Communications Operating, LLC 6.15% 11/10/2026	2,265	2,328
Charter Communications Operating, LLC 6.10% 6/1/2029	596	617
Comcast Corp. 5.25% 11/7/2025	435	440
Comcast Corp. 5.10% 6/1/2029	600	625
Meta Platforms, Inc. 4.30% 8/15/2029	500	508
Netflix, Inc. 5.875% 2/15/2025	1,695	1,701
Capital Group Short Duration Income ETF — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 3.50% 4/15/2025	USD2,174	$2,159
T-Mobile USA, Inc. 2.25% 2/15/2026	1,393	1,355
T-Mobile USA, Inc. 4.80% 7/15/2028	175	178
Verizon Communications, Inc. 3.50% 11/1/2024	195	195
WarnerMedia Holdings, Inc. 3.788% 3/15/2025	990	984
		14,222
Information technology 1.69%
Apple, Inc. 2.50% 2/9/2025	274	272
Apple, Inc. 0.55% 8/20/2025	495	480
Broadcom Corp. 3.125% 1/15/2025	245	244
Broadcom, Inc. 3.625% 10/15/2024	784	783
Broadcom, Inc. 3.15% 11/15/2025	2,501	2,466
Broadcom, Inc. 4.15% 2/15/2028	1,200	1,199
Broadcom, Inc. 5.05% 7/12/2029	700	721
Broadcom, Inc. 4.35% 2/15/2030	800	799
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	1,195	1,195
Microchip Technology, Inc. 5.05% 3/15/2029	350	360
Microsoft Corp. 2.70% 2/12/2025	237	235
Oracle Corp. 2.50% 4/1/2025	2,941	2,908
Oracle Corp. 1.65% 3/25/2026	500	481
Texas Instruments, Inc. 4.60% 2/8/2029	130	133
		12,276
Energy 1.46%
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,516	1,484
Chevron USA, Inc. 0.687% 8/12/2025	621	602
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[2]	350	366
Diamondback Energy, Inc. 5.20% 4/18/2027	975	995
Enbridge, Inc. 5.90% 11/15/2026	450	465
Enbridge, Inc. 6.00% 11/15/2028	300	319
Energy Transfer, LP 6.10% 12/1/2028	438	466
Energy Transfer, LP 5.25% 7/1/2029	273	282
Kinder Morgan, Inc. 5.00% 2/1/2029	319	326
MPLX, LP 4.875% 12/1/2024	636	636
Occidental Petroleum Corp. 5.00% 8/1/2027	636	645
Occidental Petroleum Corp. 5.20% 8/1/2029	525	534
ONEOK, Inc. 5.55% 11/1/2026	490	501
ONEOK, Inc. 5.65% 11/1/2028	620	648
Petroleos Mexicanos 6.875% 10/16/2025	1,150	1,152
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[2]	658	663
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[2]	250	251
Williams Companies, Inc. 5.30% 8/15/2028	275	284
		10,619
Real estate 1.18%
COPT Defense Properties, LP 2.25% 3/15/2026	1,265	1,222
Equinix, Inc. 2.625% 11/18/2024	2,646	2,637
Equinix, Inc. 1.00% 9/15/2025	2,284	2,206
Equinix, Inc. 1.45% 5/15/2026	1,000	956
Scentre Group Trust 1 3.50% 2/12/2025[2]	640	636
VICI Properties, LP 4.625% 6/15/2025[2]	873	868
		8,525
Capital Group Short Duration Income ETF — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.59%	Principal amount (000)	Value (000)
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	USD375	$379
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	259
Celanese US Holdings, LLC 6.35% 11/15/2028	536	566
Dow Chemical Co. (The) 4.55% 11/30/2025	65	65
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	1,839	1,775
LYB International Finance III, LLC 1.25% 10/1/2025	1,220	1,180
Nutrien, Ltd. 5.95% 11/7/2025	29	29
		4,253
Total corporate bonds, notes & loans		260,374
Mortgage-backed obligations 32.22% Collateralized mortgage-backed obligations (privately originated) 13.57%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,2,3]	1,796	1,811
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[2,3,4]	82	81
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[2,3,4]	375	367
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,3]	303	289
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,2,3]	3,862	3,747
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,4]	71	69
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[2,3,4]	448	442
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[2,3,4]	1,015	999
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[2,3,4]	485	467
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[2,3,4]	40	40
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,2,3]	1,031	1,040
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.295% 11/25/2024[3,4]	148	148
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.695% 2/25/2025[3,4]	429	433
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 11.395% 9/25/2028[3,4]	78	81
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.38% 3/25/2042[2,3,4]	993	1,007
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.68% 12/25/2042[2,3,4]	1,222	1,256
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.18% 6/25/2043[2,3,4]	387	391
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.98% 7/25/2043[2,3,4]	411	412
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.33% 1/25/2044[2,3,4]	1,281	1,283
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.98% 1/25/2044[2,3,4]	995	1,015
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 2/25/2044[2,3,4]	925	926
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 7.78% 2/25/2044[2,3,4]	593	605
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 5/25/2044[2,3,4]	1,336	1,337
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 7.48% 5/25/2044[2,3,4]	333	335
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 6.493% 9/25/2044[2,3,4]	2,165	2,168
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.943% 9/25/2044[2,3,4]	275	277
Capital Group Short Duration Income ETF — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.695% 10/25/2027[3,4]	USD13	$13
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.095% 4/25/2028[3,4]	60	62
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.945% 7/25/2028[3,4]	181	189
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 10.395% 12/25/2028[3,4]	145	153
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.48% 5/25/2042[2,3,4]	153	156
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.23% 6/25/2042[2,3,4]	1,105	1,136
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.43% 9/25/2042[2,3,4]	1,687	1,707
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.63% 2/25/2044[2,3,4]	1,537	1,544
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.53% 5/25/2044[2,3,4]	2,118	2,122
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.095% 1/25/2050[2,3,4]	166	167
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.245% 2/25/2050[2,3,4]	147	148
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,2,3]	856	869
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,2,3]	1,929	1,887
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,2,3]	507	514
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,3]	1,601	1,608
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028)[1,2,3]	4,958	4,968
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[2,3,4]	287	278
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[2,3,4]	132	129
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,2,3]	2,057	2,097
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[2,3,4]	631	608
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[2,3,4]	235	225
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[2,3,4]	582	555
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.593% 3/25/2053[2,3,4]	1,121	1,096
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,3]	825	833
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,3]	509	513
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,2,3]	547	552
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,3]	1,258	1,276
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.609% 4/25/2053[2,3,4]	2,430	2,417
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,2,3]	1,720	1,748
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,2,3]	1,510	1,537
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,2,3]	3,123	3,175
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,2,3]	4,023	4,096
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,2,3]	2,461	2,470
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,2,3]	4,849	4,909
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[2,3]	1,343	1,244
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[2,3]	2,058	1,979
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[2,3]	1,957	1,865
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,3]	487	473
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[2,3]	1,153	1,094
Capital Group Short Duration Income ETF — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[2,3]	USD2,249	$2,099
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.711% 10/17/2041[2,3,4]	1,651	1,654
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[2,3,4]	46	45
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.042% 5/25/2055[2,3,4]	990	976
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[2,3,4]	402	393
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[2,3,4]	226	223
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.572% 4/25/2057[2,3,4]	513	505
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,3,4]	110	109
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,3,4]	407	397
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[2,3,4]	305	300
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[2,3,4]	462	451
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.72% 12/25/2058[2,3,4]	470	459
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.777% 11/25/2060[2,3,4]	1,225	1,189
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[2,3]	1,046	1,007
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.134% 7/25/2065[2,3,4]	1,973	1,995
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[2,3]	1,373	1,376
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[2,3]	349	352
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[2,3]	2,249	2,240
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,3]	562	565
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,2,3]	231	232
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,2,3]	716	727
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,2,3]	1,602	1,627
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,2,3]	4,601	4,695
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,2,3]	1,298	1,324
		98,378
Commercial mortgage-backed securities 9.47%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[2,3]	2,477	2,330
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.788% 7/15/2041[2,3,4]	447	448
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	260	257
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[3]	819	800
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[3]	1,127	1,098
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.613% 8/15/2057[3]	1,273	1,329
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[3]	414	389
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[2,3]	1,000	985
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.016% 3/15/2037[2,3,4]	241	228
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[3,4]	305	296
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[3]	410	402
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[3,4]	800	767
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[3]	583	607
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.439% 3/15/2041[2,3,4]	1,046	1,044
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[3,4]	561	587
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[3,4]	985	1,044
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[3]	1,719	1,772
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 7.017% 8/15/2041[2,3,4]	4,000	4,008
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.995% 4/15/2037[2,3,4]	1,000	1,005
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.538% 4/15/2029[2,3,4]	2,166	2,167
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.638% 5/15/2034[2,3,4]	664	665
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.161% 9/15/2036[2,3,4]	189	187
Capital Group Short Duration Income ETF — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.061% 11/15/2038[2,3,4]	USD469	$467
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.087% 2/15/2039[2,3,4]	483	479
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 8/15/2039[2,3,4]	2,204	2,211
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.548% 8/15/2039[2,3,4]	160	160
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.794% 8/15/2039[2,3,4]	160	161
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[2,3,4]	3,803	3,879
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[2,3]	887	854
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.988% 7/15/2041[2,3,4]	454	455
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[2,3,4]	983	985
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[2,3,4]	750	788
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[2,3,4]	361	374
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635% 10/10/2047[3]	45	45
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[3]	1,000	977
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[3]	270	264
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]	290	290
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[3]	445	442
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[3,4]	1,800	1,714
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[2,3]	2,490	2,614
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[2,3,4]	1,928	1,973
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[2,3,4]	1,752	1,793
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.291% 7/15/2038[2,3,4]	446	445
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.591% 7/15/2038[2,3,4]	446	445
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	1,216	1,252
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,3]	995	986
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,3]	808	856
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.908% 8/15/2039[2,3,4]	4,000	4,013
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 5/15/2041[2,3,4]	1,356	1,358
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	111	111
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[2,3,4]	591	605
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.585% 8/15/2039[3,4]	200	201
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD CME Term SOFR + 1.864%) 6.97% 10/15/2038[2,3,4]	250	250
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2029[2,3,4]	2,549	2,547
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[2,3]	857	795
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	200	198
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[3]	500	485
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,4]	500	487
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[3]	305	302
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[3]	550	533
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.28% 11/25/2053[2,3,4]	206	216
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 8.03% 7/25/2054[2,3,4]	543	551
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.488% 5/15/2039[2,3,4]	708	706
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.838% 5/15/2039[2,3,4]	486	483
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.361% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,3]	1,000	955
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.711% 5/15/2038[2,3,4]	362	341
Capital Group Short Duration Income ETF — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[3]	USD772	$750
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.097% 1/15/2039[2,3,4]	500	496
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[3]	755	749
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[3,4]	500	493
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,4]	500	493
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3,4]	1,565	1,545
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[3]	541	532
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	644	642
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.886% 11/15/2027[2,3,4]	206	207
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[2,3,4]	100	105
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[2,3,4]	173	180
		68,653
Federal agency mortgage-backed obligations 9.18%
Fannie Mae Pool #MA5477 6.00% 9/1/2039[3]	268	276
Fannie Mae Pool #MA5139 6.00% 9/1/2053[3]	8,134	8,318
Fannie Mae Pool #DB6906 6.50% 7/1/2054[3]	566	583
Fannie Mae Pool #CB9215 6.00% 9/1/2054[3]	1,397	1,438
Freddie Mac Pool #SB8328 5.50% 9/1/2039[3]	584	596
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[3]	160	166
Freddie Mac Pool #RJ1419 5.50% 5/1/2054[3]	4,058	4,115
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[3]	2,609	2,647
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[3]	230	238
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[3]	2,501	2,583
Freddie Mac Pool #SD8448 6.50% 7/1/2054[3]	990	1,021
Freddie Mac Pool #SD5986 6.50% 7/1/2054[3]	831	861
Freddie Mac Pool #SD8453 5.50% 8/1/2054[3]	7,195	7,281
Uniform Mortgage-Backed Security 6.00% 10/1/2039[3,5]	3,127	3,218
Uniform Mortgage-Backed Security 5.50% 10/1/2054[3,5]	12,700	12,849
Uniform Mortgage-Backed Security 6.00% 10/1/2054[3,5]	11,312	11,563
Uniform Mortgage-Backed Security 6.50% 10/1/2054[3,5]	8,497	8,761
		66,514
Total mortgage-backed obligations		233,545
Asset-backed obligations 29.18%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[2,3]	2,000	2,009
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,3]	37	37
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,3]	597	600
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[2,3]	457	467
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[2,3]	111	111
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[2,3]	3,000	3,041
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,3]	1,046	1,060
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[2,3]	888	891
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.285% 7/25/2036[2,3,4]	464	467
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 6.413% 4/20/2032[2,3,4]	1,898	1,900
Ally Auto Receivables Trust, Series 2023, Class A2, 6.15% 1/17/2034[2,3]	63	63
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[2,3]	219	220
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[2,3]	612	615
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[2,3]	923	934
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[2,3]	2,092	2,120
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[2,3]	920	931
Capital Group Short Duration Income ETF — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[2,3]	USD1,820	$1,892
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.433% 5/26/2031[2,3,4]	96	96
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 6.379% 1/20/2033[2,3,4]	1,172	1,173
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[2,3]	1,940	1,962
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]	350	339
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,3]	118	120
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[2,3]	500	505
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[2,3]	290	296
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027[2,3]	1,000	1,011
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,3]	259	266
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[2,3]	700	721
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[2,3]	1,889	1,919
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.502% 2/20/2036[2,3,4]	1,250	1,252
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[2,3]	393	382
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.481% 1/15/2033[2,3,4]	1,480	1,480
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.482% 7/20/2035[2,3,4]	494	499
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[2,3]	806	819
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[3]	623	626
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[3]	2,000	2,023
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[3]	251	253
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[3]	370	376
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030[3]	2,000	2,041
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[3]	1,441	1,475
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[2,3]	2,959	3,015
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[2,3]	260	261
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[2,3]	206	210
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032[2,3]	1,070	1,075
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,3]	1,349	1,306
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,3]	1,079	1,015
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[2,3]	398	405
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[2,3]	572	582
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[2,3]	680	702
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,3]	358	332
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[2,3]	1,664	1,525
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[2,3]	367	369
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[2,3]	883	895
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[2,3]	576	576
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[2,3]	918	925
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[2,3]	139	141
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[2,3]	933	938
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[2,3]	465	474
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[2,3]	118	120
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[2,3]	100	103
CPS Auto Trust, Series 2024-B, Class B, 6.04% 10/16/2028[2,3]	2,000	2,043
CPS Auto Trust, Series 2024-B, Class C, 6.28% 7/15/2030[2,3]	2,000	2,064
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[2,3]	2,547	2,590
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[2,3]	1,087	1,103
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.77% 12/15/2027[3]	659	672
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.74% 7/15/2031[3]	1,452	1,502
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[2,3]	4,000	4,070
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[2,3]	1,027	1,037
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[2,3]	491	505
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[3]	751	756
Capital Group Short Duration Income ETF — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[3]	USD407	$412
Drive Auto Receivables Trust, Series 2024-2,Class B, 4.52% 7/16/2029[3]	1,114	1,114
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[3]	723	736
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032[3]	1,090	1,089
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,3]	756	745
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[2,3]	1,063	1,070
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.543% 4/15/2028[2,3,4]	103	103
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.663% 1/15/2031[2,3,4]	226	226
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.39% 5/15/2031[2,3,4]	245	245
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[2,3]	380	391
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[3]	183	184
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	51	51
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[3]	307	308
Exeter Automobile Receivables Trust, Series 2023-4, Class B, 6.31% 10/15/2027[3]	797	803
Exeter Automobile Receivables Trust, Series 2023-1, Class C, 5.82% 2/15/2028[3]	1,000	1,006
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	193	195
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[3]	514	518
Exeter Automobile Receivables Trust, Series 2023-4, Class C, 6.51% 8/15/2028[3]	797	814
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[3]	240	246
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[3]	355	361
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[3]	574	589
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[3]	1,210	1,225
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[3]	423	430
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]	592	599
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[3]	668	687
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[3]	2,110	2,168
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,3]	495	491
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[2,3]	13	13
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[2,3]	141	142
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[2,3]	399	406
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[3]	806	812
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[3]	175	177
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,3]	380	358
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,3]	868	805
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[2,3]	499	501
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[2,3]	1,000	1,009
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[2,3]	537	547
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[2,3]	151	154
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[2,3]	1,303	1,329
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[2,3]	837	861
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[2,3]	746	768
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[2,3]	773	817
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[2,3]	1,888	1,907
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[3]	441	447
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[3]	624	636
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.832% 4/20/2033[2,3,4]	1,496	1,497
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[2,3]	1,409	1,437
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.625% 7/28/2031[2,3,4]	239	239
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[2,3]	1,000	1,011
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[2,3]	250	253
Capital Group Short Duration Income ETF — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[2,3]	USD250	$231
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[2,3]	2,920	2,950
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[2,3]	1,203	1,228
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[2,3]	349	356
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[2,3]	960	968
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[2,3]	267	270
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.479% 4/20/2032[2,3,4]	1,767	1,769
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.929% 4/20/2032[2,3,4]	1,000	1,001
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.132% 4/20/2032[2,3,4]	957	957
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[3]	923	939
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[2,3,4]	797	798
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,3]	159	159
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[2,3]	273	278
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[2,3]	353	356
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[2,3]	318	323
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[2,3]	721	737
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[2,3]	608	628
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[2,3]	367	373
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[2,3]	444	453
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[2,3]	507	520
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[2,3]	175	181
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.628% 7/16/2031[2,3,4]	430	431
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[2,3]	2,289	2,314
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.681% 4/19/2034[2,3,4]	300	300
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 6.535% 7/15/2036[2,3,4]	693	693
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 7.982% 1/20/2033[2,3,4]	429	430
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[3]	2,385	2,439
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[3]	1,500	1,520
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[3]	857	876
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[2,3]	2,326	2,365
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[2,3]	1,638	1,670
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[2,3]	1,212	1,226
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[2,3]	2,762	2,778
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.644% 7/20/2031[2,3,4]	148	148
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[2,3]	1,001	1,003
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[2,3]	1,020	1,046
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.344% 7/20/2029[2,3,4]	221	221
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.033% 7/24/2031[2,3,4]	435	436
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.583% 7/24/2031[2,3,4]	889	889
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.659% 7/24/2031[2,3,4]	508	508
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.959% 7/24/2031[2,3,4]	889	889
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.547% 10/17/2031[2,3,4]	136	136
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[2,3]	824	826
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[2,3]	2,679	2,717
Capital Group Short Duration Income ETF — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[2,3]	USD293	$293
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031[2,3]	764	762
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,3]	2,000	2,040
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[2,3]	2,969	3,007
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035[3]	1,920	1,969
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[2,3]	758	779
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[2,3]	1,780	1,781
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[2,3]	1,833	1,846
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[2,3]	115	115
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[2,3]	353	357
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[2,3]	422	436
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[2,3]	1,462	1,471
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[2,3,4]	1,380	1,380
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[3]	65	64
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	41	41
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	33	33
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[3]	105	106
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[3]	351	356
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[3]	558	565
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[3]	1,517	1,561
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[3]	900	908
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[3]	124	126
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[2,3]	878	880
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[2,3]	1,052	1,052
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.892% 11/15/2052[2,3,4]	236	238
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.524% 10/20/2030[2,3,4]	181	181
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.691% 4/18/2031[2,3,4]	238	238
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[2,3]	1,058	1,074
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[2,3]	2,184	2,189
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[2,3,4]	2,000	2,000
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[3]	498	513
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[3]	2,835	2,894
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,3]	911	852
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[2,3]	824	754
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,3]	578	533
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[2,3]	991	890
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[3]	1,283	1,298
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[3]	659	672
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.985% 1/25/2036[2,3,4]	800	802
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 6.479% 1/20/2032[2,3,4]	2,951	2,951
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.655% 4/25/2033[2,3,4]	250	250
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 7.285% 4/25/2033[2,3,4]	1,000	1,002
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,3]	990	913
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[2,3]	239	240
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027[2,3]	1,500	1,520
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029[2,3]	1,500	1,530
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.912% 10/20/2034[2,3,4]	1,000	1,000
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[2,3]	661	677
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[2,3]	164	170
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[3]	1,937	1,942
Capital Group Short Duration Income ETF — Page 15 of 20

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[2,3]	USD652	$668
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[2,3]	625	647
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.501% 10/15/2031[2,3,4]	1,494	1,495
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 7.101% 10/15/2031[2,3,4]	870	871
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[2,3]	529	531
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[2,3]	217	220
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.697% 1/17/2031[2,3,4]	101	101
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,3]	52	52
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[2,3]	416	421
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[2,3]	748	759
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[2,3]	212	213
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[2,3]	412	417
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[2,3]	597	609
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[2,3]	523	532
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[2,3]	703	723
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[2,3]	536	543
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[2,3]	2,228	2,249
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.479% 10/20/2030[2,3,4]	1,237	1,237
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[2,3]	361	364
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032[2,3]	667	675
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[2,3]	708	718
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[3]	2,157	2,221
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[3]	3,374	3,407
		211,495
Bonds & notes of governments & government agencies outside the U.S. 0.21%
Chile (Republic of) 4.85% 1/22/2029	530	542
United Mexican States 5.00% 5/7/2029	1,000	1,008
		1,550
Total bonds, notes & other debt instruments (cost: $697,299,000)		706,964
Short-term securities 7.62% Money market investments 7.62%	Shares
Capital Group Central Cash Fund 5.09%[6,7]	552,512	55,262
Total short-term securities (cost: $55,256,000)		55,262
Total investment securities 105.15% (cost $752,555,000)		762,226
Other assets less liabilities (5.15)%		(37,339)
Net assets 100.00%		$724,887
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	648	12/31/2024	USD134,941	$344
5 Year U.S. Treasury Note Futures	Short	291	12/31/2024	(31,976)	(46)
					$298
Capital Group Short Duration Income ETF — Page 16 of 20

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Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.8465%	Annual	8/21/2026	USD247,000	$1,647	$—	$1,647
3.1665%	Annual	SOFR	Annual	9/18/2034	56,900	746	—	746
						$2,393	$—	$2,393
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 7.62%
Money market investments 7.62%
Capital Group Central Cash Fund 5.09%[6]	$30,363	$289,088	$264,199	$2	$8	$55,262	$1,633

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $329,891,000, which represented 45.51% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]	Rate represents the seven-day yield at 9/30/2024.
[7]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Short Duration Income ETF — Page 17 of 20

unaudited
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $192,005,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held was $217,586,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Short Duration Income ETF — Page 18 of 20

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$260,374	$—	$260,374
Mortgage-backed obligations	—	233,545	—	233,545
Asset-backed obligations	—	211,495	—	211,495
Bonds & notes of governments & government agencies outside the U.S.	—	1,550	—	1,550
Short-term securities	55,262	—	—	55,262
Total	$55,262	$706,964	$—	$762,226

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$344	$—	$—	$344
Unrealized appreciation on centrally cleared interest rate swaps	—	2,393	—	2,393
Liabilities:
Unrealized depreciation on futures contracts	(46)	—	—	(46)
Total	$298	$2,393	$—	$2,691

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Capital Group Short Duration Income ETF — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP3-307-1124
Capital Group Short Duration Income ETF — Page 20 of 20